Related Party Transactions (Details Narrative) - USD ($)																								1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 17, 2021	Dec. 15, 2020	Oct. 31, 2020	Oct. 23, 2020	Oct. 05, 2020	Sep. 04, 2020	Aug. 26, 2020	Aug. 20, 2020	Apr. 21, 2020	Mar. 24, 2020	Oct. 07, 2019	Aug. 27, 2019	Aug. 07, 2019	Aug. 07, 2019	Jun. 28, 2019	Jun. 14, 2019	Jun. 10, 2019	Apr. 08, 2019	Mar. 27, 2019	Mar. 18, 2019	Jan. 02, 2019	Dec. 12, 2018	Aug. 10, 2018	Nov. 11, 2020	Nov. 11, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 05, 2021	Dec. 18, 2020
Legal fees																												$ 323,137	$ 202,382
Success fees																												$ (3,400,000)	$ (3,400,000)
Preferred stock stated value																												$ 0.01
Convertible shares																		250,000	795,000	4,240,000		39,671,297
Conversion price																													$ 0.40	$ 0.33
Proceeds from issuance convertible preferred stock
Debt face amount																												$ 83,616,590
Proceeds from convertible debt																		$ 100,000	$ 318,000	$ 1,696,000		$ 13,091,528
Purchase price per share																										$ 4.00	$ 4.00
Accrued interest																												1,147,690	$ 1,016,113
Restricted Stock [Member]
Stock issued during period, shares, issued for services		16,802
Stock price		$ 4
Proceeds from repurchase of restricted stock		$ 67,207
Ms. Rinku Sen [Member]
Proceeds from related parties																												12,050	39,650
Mr. Josh Jacobs [Member]
Proceeds from related parties																												120,000
William Sornsin [Member]
Service fees																					$ 10,000
Officers [Member]
Note payable																													$ 319,351
Federal rate, percentage																													2.18%	2.38%
Accrued interest																													$ 12,574
Series l Preferred Stock [Member]
Legal fees																													$ 73,858
Number of shares issued during period, shares																													23,100
Preferred stock stated value															$ 1,000
Conversion price															$ 0.50
Proceeds from issuance convertible preferred stock															$ 23,100,000
Stock issued during period, value																													$ 23,100,000
Accrued interest																												$ 332,185	262,193
Series H Preferred Stock [Member]
Number of shares issued during period, shares	50																											108
Conversion price																							$ 0.33
Proceeds from issuance convertible preferred stock																							$ 19,399,250					$ 113,000
Stock issued during period, value																												130,896
Accrued interest																												481,017	481,017
Series H Preferred Stock [Member] | James Heckman [Member]
Number of shares issued during period, shares			389
Preferred stock stated value			$ 1,000
Conversion price			$ 0.33
Note payable			$ 389,000
Stock issued during period, shares, issued for services			389
Series J Preferred Stock [Member]
Preferred stock stated value											$ 1,000
Conversion price						$ 0.40					$ 0.70
Proceeds from issuance convertible preferred stock											$ 20,000,000
Accrued interest																												200,022	140,015
Series K Preferred Stock [Member]
Legal fees																												$ 120,000
Number of shares issued during period, shares																												18,042
Preferred stock stated value																								$ 1,000	$ 1,000
Conversion price																								$ 0.40	0.40							$ 0.40
Proceeds from issuance convertible preferred stock																								$ 18,042,000
Stock issued during period, value																												$ 18,042,000
Purchase price per share																																$ 0.61
Series K Preferred Stock [Member] | B.Riley [Member]
Debt amount										$ 3,367,000
Debt principal amount										3,295,506
Debt interest										71,494
Series K Convertible Preferred Stock [Member]
Proceeds from issuance convertible preferred stock																												14,675,000
Securities Purchase Agreement [Member]
Legal fees															$ 1,386,000
Conversion price															$ 0.50
Securities Purchase Agreement [Member] | Common Stock [Member]
Convertible shares															46,200,000
Securities Purchase Agreement [Member] | Series l Preferred Stock [Member]
Number of shares issued during period, shares															23,100
Preferred stock stated value															$ 1,000
Proceeds from issuance convertible preferred stock															$ 23,100,000
Securities Purchase Agreement [Member] | Series H Preferred Stock [Member]
Preferred stock stated value								$ 1,000
Convertible shares								6,825,000
Conversion price								$ 0.33
Stock issued during period, shares, issued for services								2,253
Proceeds from convertible debt								$ 2,730,000
Securities Purchase Agreement [Member] | Series J Preferred Stock [Member] | B.Riley [Member]
Stock issued during period, shares, issued for services						5,250
Securities Purchase Agreement [Member] | Series J Preferred Stock [Member] | Accredited Investors [Member]
Preferred stock stated value						$ 1,000
Conversion price						$ 0.70
Stock issued during period, shares, issued for services						10,500
Proceeds from convertible debt						$ 6,000,000
Securities Purchase Agreement [Member] | Series K Convertible Preferred Stock [Member] | Accredited Investors [Member]
Preferred stock stated value																								$ 1,000	$ 1,000
Convertible shares																									45,105,000
Conversion price																								$ 0.40	$ 0.40
Stock issued during period, shares, issued for services																									18,042
Proceeds from convertible debt																									$ 18,042,090
Security Purchase Agreement [Member]
Conversion price											$ 0.70
Security Purchase Agreement [Member] | John A Fichthorn [Member]
Number of shares issued during period, shares											100
Security Purchase Agreement [Member] | Common Stock [Member]
Convertible shares											28,571,428
Security Purchase Agreement [Member] | Series H Preferred Stock [Member]
Number of shares issued during period, shares											20,000
Preferred stock stated value											$ 1,000
Proceeds from issuance convertible preferred stock											$ 20,000,000
Security Purchase Agreement [Member] | Series J Preferred Stock [Member]
Service fees											$ 525,240
Consulting Agreement [Member] | James Heckman [Member]
Monthly fee							$ 29,167
Consulting Agreement [Member] | James Heckman [Member] | Maximum [Member]
Monthly fee							$ 35,417
Separation Agreement [Member] | Benjamin Joldersma [Member]
Stock issued during period, issued for services					$ 111,000
12.0% Senior Secured Note [Member]
Debt face amount																	$ 20,000,000
Maturity date																	Jul. 31, 2019
Note payable																	$ 2,365,000
12% Amended Senior Secured Notes [Member]
Legal fees												$ 17,382																202,382
Success fees																												(3,400,000)
Debt face amount																												71,000,000	71,000,000		$ 48,800,000
Accrued interest																															$ 500,000
12% Amended Senior Secured Notes [Member] | Series K Preferred Stock [Member]
Debt interest																												$ 146,067	$ 146,067
Term Note [Member]
Debt amount				$ 3,367,000
Term Note [Member] | Second Amended and Restated Note Purchase Agreement [Member] | B.Riley [Member]
Legal fees										793,109
Debt face amount										$ 12,000,000
Maturity date										Mar. 31, 2021
Note payable										$ 6,913,865
Proceeds from notes										6,000,000
Term Note [Member] | Second Amended and Restated Note Purchase Agreement [Member] | B.Riley [Member] | Maximum [Member]
Debt face amount										$ 8,000,000
B. Riley Financial, Inc [Member] | 12.0% Senior Secured Note [Member]
Proceeds from secured note payable																	1,000,000
Legal fees																	$ 135,000
B. Riley Financial, Inc [Member] | 12% Amended Senior Secured Notes [Member]
Payments issuance for private placement																$ 2,400,000
Success fees																$ 3,500,000
B. Riley FBR, Inc [Member] | Securities Purchase Agreement [Member] | Ross Levinsohns [Member]
Number of shares issued during period, shares															500
Stock issued during period, value															$ 500,000
B. Riley FBR, Inc [Member] | Security Purchase Agreement [Member]
Number of shares issued during period, shares											5,000
B. Riley FBR, Inc [Member] | 12% Amended Senior Secured Notes [Member]
Legal fees												$ 150,000
B. Riley Capital Management [Member]
Ownership percentage										10.00%
Strome Alpha Fund, L.P [Member] | Securities Purchase Agreement [Member] | Series H Preferred Stock [Member]
Ownership percentage								10.00%
180 Degree Capital Corp [Member] | Securities Purchase Agreement [Member] | Series J Preferred Stock [Member]
Stock issued during period, shares, issued for services						5,250
Cramer Digital Inc [Member]
Number of shares issued during period, shares																													900,000
Annualized guaranteed payment													$ 3,000,000	$ 3,000,000
Reimbursement of rent expense													$ 4,250
Cramer Digital Inc [Member] | First Option [Member]
Number of shares issued during period, shares														2,000,000
Purchase price per share													$ 0.72	$ 0.72
Option vests																													36 months
Cramer Digital Inc [Member] | Second Option [Member]
Number of shares issued during period, shares									3,000,000
Purchase price per share									$ 0.54
Cramer Digital Inc [Member] | Share-based Payment Arrangement, Tranche One [Member]
Option vests																													12 months
Cramer Digital Inc [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Option vests																													24 months